CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Cash flows used in operating activities
Net loss for the period		€ (176,242)		€ (147,740)		€ (60,740)
Adjustments for:
Elimination of amortization of intangibles and depreciation of property, plant and equipment		1,100		707		485
Elimination of Impairment loss of goodwill		0		0		13,632
Elimination of retirement benefit obligations		74		109		143
Elimination of share-based compensation expenses		20,224		8,179		(1,164)
Net gain on sale of treasury shares		(16)		(34)		(108)
Interest expenses and other financial expenses		14,203		24,827		7,028
Financial income		(11,609)		(2,953)		(288)
Effect of unwinding the discount related to advances		(710)		(355)		(2)
Increase/(decrease) in derivatives and liabilities fair value		1,416		(1,158)		(10,817)
Forgiveness of conditional advances		(4,140)		0		0
Other		204		22		(100)
Cash flows used in operating activities before change in working capital requirements		(155,495)		(118,395)		(51,933)
Decrease / (increase) in other receivables and other assets		4,591		(14,231)		312
Increase / (decrease) in trade payables		(3,444)		31,757		(2,388)
Increase / (decrease) in tax and social security liabilities		(1,487)		3,821		100
Increase / (decrease) in deferred income and other liabilities		1,763		(81)		(26)
Changes in working capital requirements		1,423		21,265		(2,002)
Cash flows used in operating activities		(154,072)		(97,130)		(53,936)
Cash flows provided by (used in) investing activities
Acquisitions of intangible assets		(3)		0		(35)
Acquisitions of property, plant and equipment		(640)		(265)		(288)
Repayment / (disbursement) of the advance made to the Nice CHU		0		0		3,302
Advances made to CROs		(231)		(1,620)		(12,187)
Payments for the acquisition of Prosynergia, incl. related costs, net of cash acquired	[1]	0		0		(2,913)
Increase in Deposits		(591)		(9,351)		(142)
Decrease in Deposits		9,050		741		218
Interest received		8,178		2,400		19
Cash flows provided by (used in) investing activities		15,762		(8,095)		(12,026)
Cash flows provided by (used in) financing activities
Capital increases		0		353,377		46,231
Transaction costs related to capital increase		446		(28,111)		(3,280)
Net proceeds from the issuance of non-convertible bond loans		47,944		0		0
Repayments of non-convertible bond loans		0		(11,635)		(9,410)
Net proceeds from the issuance of convertible bond loans		0		55,841		0
Repayments of convertible bond loans		(8,750)		(27,188)		0
Repayment of PGE		(1,250)		(1,250)		0
Repayments of conditional advances		(2,708)		(110)		(90)
Payments of the lease liabilities		(458)		(529)		(301)
Net proceeds from sale of royalty certificates		0		0		2,931
Net proceeds from sale of treasury shares		434		10		143
Interest paid		(7,696)		(5,279)		(4,015)
Other		245		163		3
Cash flows provided by (used in) financing activities		28,207		335,290		32,211
Effect of movements in exchange rates on cash held		2,382		(5,072)		0
Increase (decrease) in cash and cash equivalents		(107,720)		224,992		(33,751)
Cash and cash equivalents at the beginning of the year		251,942	[2]	26,950	[2]	60,701
Cash and cash equivalents at the end of the year		€ 144,221		€ 251,942	[2]	€ 26,950	[2]

[1]	Prosynergia SARL (or "Prosynergia"
[2]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).